Cash and cash equivalents (Details) - EUR (€)	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Subclassifications of assets, liabilities and equities [abstract]
Cash	€ 1,461,000,000	€ 1,385,000,000	€ 1,358,000,000
Cash equivalents	7,249,000,000	11,351,000,000	8,740,000,000
Cash and cash equivalents	8,710,000,000	12,736,000,000	10,098,000,000	€ 13,915,000,000
Cash equivalents, money market mutual funds	5,349,000,000	9,537,000,000	5,057,000,000
Cash equivalents, term deposits	1,191,000,000	1,167,000,000	2,768,000,000
Cash equivalents, commercial paper	0	0	179,000,000
Cash equivalents, captive insurance and reinsurance companies	€ 476,000,000	€ 439,000,000	€ 427,000,000